Janus Aspen Series
                                 Service Shares

                           Aggressive Growth Portfolio
                               Balanced Portfolio
                         International Growth Portfolio
                           Worldwide Growth Portfolio
                            Flexible Income Portfolio

          Supplement Dated May 5, 2000 to Prospectus Dated May 1, 2000

     THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR THE SERVICE SHARES PROSPECTUS OF JANUS ASPEN SERIES DATED MAY 1, 2000. THIS SUPPLEMENT, TOGETHERWITH THE PROSPECTUS, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CONTACT YOUR PLAN SPONSOR.

     The inception date on page 5 that is reflected in the International Growth Portfolio bar chart is hereby revised to read as follows:
     Since Inception
     (5/2/94)